Fair value measurement - Assets measured at fair value on nonrecurring basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value
Other real estate	$ 83,146	$ 122,072
Operating ROU assets	131,921	149,849
Nonrecurring
Fair Value
Loans	74,511	35,363	$ 73,893
Loans held-for-sale	2,738
Other real estate	20,123	18,132	43,463
Other foreclosed assets	116	1,213	1,349
Operating ROU assets	446
Leasehold improvements	126
Long-lived asset held-for-sale		2,500
Total assets measured at fair value on a nonrecurring basis	98,060	57,208	118,705
Loans - write-down	(15,290)	(13,533)	(25,745)
Loans held-for-sale - write-down	(1,311)
Other real estate owned - write down	(3,325)	(3,526)	(9,189)
Other foreclosed assets - write down	(148)	(156)	(722)
ROU Assets - write down	(15,920)
Leasehold improvements - write down	(2,084)
Long-lived asset held-for-sale - write down		(2,591)
Total assets measured - write down	(38,078)	(19,806)	(35,656)
Nonrecurring | Level 1
Fair Value
Loans	0	0	0
Loans held-for-sale	0
Other real estate	0	0	0
Other foreclosed assets	0	0	0
Operating ROU assets	0
Leasehold improvements	0
Long-lived asset held-for-sale		0
Total assets measured at fair value on a nonrecurring basis	0	0	0
Nonrecurring | Level 2
Fair Value
Loans	0	0	0
Loans held-for-sale	0
Other real estate	0	0	0
Other foreclosed assets	0	0	0
Operating ROU assets	0
Leasehold improvements	0
Long-lived asset held-for-sale		0
Total assets measured at fair value on a nonrecurring basis	0	0	0
Nonrecurring | Level 3
Fair Value
Loans	74,511	35,363	73,893
Loans held-for-sale	2,738
Other real estate	20,123	18,132	43,463
Other foreclosed assets	116	1,213	1,349
Operating ROU assets	446
Leasehold improvements	126
Long-lived asset held-for-sale		2,500
Total assets measured at fair value on a nonrecurring basis	$ 98,060	$ 57,208	$ 118,705